Income Taxes - Summary of Income Tax Assets and Income Tax Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Income tax assets	$ 786	$ 812
Current income tax liabilities	(412)	(344)
Net current income tax assets / (liabilities) at the end	$ 374	$ 468	$ 501	$ 515